15. PLANT OWNERS CONDENSED COMBINED FINANCIAL STATEMENTS (Dec 2011 only)	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
15. PLANT OWNERS CONDENSED COMBINED FINANCIAL STATEMENTS (Dec 2011 only)

Since the consolidated financial statements of the Company include entities other than the Plant Owners, below are the condensed combined financial statements of the Plant Owners for the periods included in these consolidated financial statements during the pendency of their Chapter 11 Filings. These condensed combined financial statements have been prepared, in all material respects, on the same basis as the consolidated financial statements of the Company. The condensed combined financial statements of the Plant Owners during the pendency of their Chapter 11 Filings are as follows (unaudited, in thousands):

PACIFIC ETHANOL HOLDING CO. LLC AND SUBSIDIARIES

CONDENSED COMBINED STATEMENTS OF OPERATIONS

January 1, 2010 to June 29, 2010

Net sales	$89,737
Cost of goods sold	98,140
Gross loss	(8,403)
Selling, general and administrative expenses	1,829
Loss from operations	(10,232)
Other expense, net	(1,253)
Loss before reorganization costs and gain from bankruptcy exit	(11,485)
Reorganization costs	(4,153)
Gain from bankruptcy exit	119,408
Net income	$103,770

PACIFIC ETHANOL HOLDING CO. LLC AND SUBSIDIARIES

CONDENSED COMBINED STATEMENTS OF CASH FLOWS

January 1, 2010 to June 29, 2010

Operating Activities:
Net income	$103,770
Adjustments to reconcile net income to ash used in operating activities:
Gain on bankruptcy exit	(119,408)
Depreciation and amortization of intangibles	5,064
Gain on derivative instruments	(1,206)
Amortization of deferred financing costs	85
Changes in operating assets and liabilities:
Accounts receivable	(5,059)
Inventories	2,948
Prepaid expenses and other assets	159
Accounts payable and accrued expenses	6,839
Net cash used in operating activities	$(6,808)
Investing Activities:
Additions to property and equipment	$(310)
Net cash impact of bankruptcy exit	(1,301)
Net cash used in investing activities	$(1,611)
Financing Activities:
Proceeds from borrowings under DIP financing	$5,173
Net cash provided by financing activities	$5,173
Net decrease in cash and cash equivalents	(3,246)
Cash and cash equivalents at beginning of period	3,246
Cash and cash equivalents at end of period	$—